Equity Method Investments - Yuhan Agreement (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2016 USD ($) antibody
Schedule of Equity Method Investments [Line Items]
Equity method investments		$ 27,980	$ 32,999
ImmuneOncia Therapeutics, LLC
Schedule of Equity Method Investments [Line Items]
Number of monoclonal antibodies | antibody				2
Equity method investment ownership percentage		49.00%	49.00%	49.00%
Equity method investments		$ 2,700	$ 6,800
Difference between carrying amount and underlying equity		800
Net income (loss) of equity investments		(8,400)	(5,400)
Current assets of equity method investment		800	7,400
Current liabilities of equity method investment		1,100	129
Noncurrent assets of equity method investment		7,500	8,800
Noncurrent liabilities of equity method investment		$ 87	$ 33
Yuhan Corporation | Private Placement
Schedule of Equity Method Investments [Line Items]
Gross proceeds of common stock and warrants	$ 10,000
Yuhan Corporation | ImmuneOncia Therapeutics, LLC
Schedule of Equity Method Investments [Line Items]
Initial investment				$ 10,000
Ownership percentage				51.00%